General and Administrative	12 Months Ended
Dec. 31, 2021
General and Administrative [Abstract]
GENERAL AND ADMINISTRATIVE

NOTE 13 - GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2021	2020	2019
	USD in thousands

Payroll and related expenses	1,748	1,342	1,534
Share-based payments to service providers	268	128	75
Professional services	1,207	926	1,151
Directors’ fees and insurance	494	348	404
Travel expenses	--	14	41
Rent and office maintenance	212	146	195
Other	51	101	69
	3,980	3,005	3,469